CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (preferred stock common stock) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Preferred Stock, Shares Authorized	6,445,248
Preferred Stock	$ 5,422	6,268
Common Stock	2,955	2,938
6% Cumulative Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Shares Outstanding	200,000	200,000	200,000
Preferred Stock	50
10% Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	1,400,000
Preferred Stock, Shares Outstanding	807,240	807,240	807,240
Preferred Stock	202
Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	91,962
Preferred Stock, Shares Outstanding	91,962	97,870	102,047
Preferred Stock	1,097
2003 Series Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	262,790
Preferred Stock, Shares Outstanding	262,790	312,790	313,304
Preferred Stock	4,073
Common Class A Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Outstanding	8,705,243	9,591,677	9,607,809
Common Stock	2,441
Common Class B Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	10,000,000
Common Stock, Shares, Outstanding	2,055,424	2,097,312	2,127,822
Common Stock	$ 514